UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2016
Unaudited Interim Consolidated Financial Statements
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2:-	UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP") and the standards of the Public Company Accounting Oversight Board for interim financial information. Accordingly, they do not include all the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals, except as otherwise indicated) considered necessary for a fair presentation of the Company's consolidated financial position as of March 31, 2016, consolidated results of operations and consolidated cash flows for the period of three months ended March 31, 2016 and 2015, have been included. The results for the period of three months ended March 31, 2016, are not necessarily indicative of the results that may be expected for the year to end on December 31, 2016.